Subsequent Events (Details Narrative)(10K) - USD ($)							3 Months Ended	12 Months Ended
	Apr. 26, 2017	Mar. 22, 2017	Mar. 09, 2017	Feb. 28, 2017	Feb. 13, 2017	Feb. 17, 2015	Mar. 31, 2017	Dec. 31, 2016	Mar. 15, 2017	Aug. 02, 2016	Dec. 31, 2015
Common stock shares issued							41,924,720	16,095,929		16,095,929	2,841,342
Reverse stock split					1-for-60		1-for-60	1-for-60
Common stock shares authorized							975,000,000	975,000,000			16,250,000
Preferred stock, shares issued									1,160,941
Preferred stock, par value							$ 0.001	$ 0.001	$ 0.001		$ 0.001
Debt onetime payment						$ 3,000
January Agreement [Member]
Number of warrant shares issued			30,130,861
Common stock shares authorized			12,052,344
Preferred stock, shares issued			210,919
April Agreement [Member]
Number of warrant shares issued			28,154,980
Common stock shares authorized			20,110,699
Preferred stock, shares issued			104,391
CSC Agreement [Member]
Number of common stock shares issued		833,333
Number of common stock shares issued value		$ 61,667
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued								0			0
Junior Convertible Notes [Member]
Debt instrument principal amount			$ 175,000
Notes due date			Dec. 05, 2016
Convertible Notes [Member]
Debt instrument principal amount			$ 220,002					$ 220,002
Notes due date			Jun. 06, 2017					Jun. 06, 2017
Subsequent Event [Member]
Common stock shares issued				4,370
Reverse stock split				60:1 reverse stock split
Number of warrant shares issued								15,714,288
Preferred stock, shares issued									1,108,861
Preferred stock, par value									$ 0.001
Warrant exercise price per share							$ 0.085	$ 0.085
Additional warrant exercisable							15,714,288 Additional Warrants exercisable at $0.085 per share, subject to adjustment, over a period which is the earlier of (i) one-year after the effective date of a registration statement covering the warrant shares, or (ii) three years from the date of issuance. The Additional Warrants are callable by the Company for nominal consideration if the common stock trades above $0.17 per share and the daily volume is more than $50,000 for at least 20 trading days;	15,714,288 Additional Warrants exercisable at $0.085 per share, subject to adjustment, over a period which is the earlier of (i) one-year after the effective date of a registration statement covering the warrant shares, or (ii) three years from the date of issuance. The Additional Warrants are callable by the Company for nominal consideration if the common stock trades above $0.17 per share and the daily volume is more than $50,000 for at least 20 trading days;
Subsequent Event [Member] | Between March 15, 2017 and June 5, 2017 [Member]
Number of common stock shares issued								24,628,136
Cashless exercise of warrant								37,948,307
Subsequent Event [Member] | Between March 28, 2017 and June 8, 2017 [Member]
Number of common stock shares issued								32,402,600
Subsequent Event [Member] | May 25, 2017 [Member]
Number of shares convertible into common stock							15,873,600	15,873,600
Convertible preferred stock price per share							$ 0.063	$ 0.063
Stock conversion description								The Series C is convertible at $0.7 per share or approximately $0.063 per share after giving effect to the additional $111,111, subject to reduction in the event of future sales of equity securities and common stock equivalents (with customary exemptions) at a lower price.
Registration statement transanction description								The registration statement will cover 47,302,176 shares of common underlying the Series A Warrants, Additional Warrants, and Bonus Warrants
Warrant term							5 years
Subsequent Event [Member] | May 25, 2017 [Member] | Institutional Investors [Member]
Increase in cash							$ 1,000,000	$ 1,000,000
Subsequent Event [Member] | May 31, 2017 [Member] | Promissory Note [Member]
Debt instrument principal amount							45,000	45,000
Debt onetime payment							$ 54,000	54,000
Subsequent Event [Member] | January Agreement [Member]
Number of warrant shares issued			30,130,861
Common stock shares authorized			12,052,344
Preferred stock, shares issued			210,919
Subsequent Event [Member] | April Agreement [Member]
Number of warrant shares issued			28,154,980
Common stock shares authorized			20,110,699
Preferred stock, shares issued			52,311
Subsequent Event [Member] | CSC Agreement [Member]
Number of common stock shares issued		833,333
Number of common stock shares issued value		$ 200,000
Subsequent Event [Member] | Settlement Agreement [Member] | Pickwick Capital Partners, LLC [Member]
Number of common stock shares issued value	$ 125,000
Subsequent Event [Member] | Settlement Agreement [Member] | April 26, 2017 [Member] | Pickwick Capital Partners, LLC [Member]
Number of common stock shares issued value								$ 125,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Number of warrant shares issued			845,631
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member] | Between March 28, 2017 and June 8, 2017 [Member]
Number of common stock shares issued upon conversion								162,013
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member] | May 25, 2017 [Member]
Convertible preferred stock issuance upon conversion							1,111,111	1,111,111
Number of shares convertible into common stock							79,368	79,368
Convertible preferred stock price per share							$ 0.7	$ 0.7
Subsequent Event [Member] | Series A Warrants [Member]
Number of warrant shares issued								15,873,600
Warrant exercise price per share							$ 0.085	$ 0.085
Warrant term								5 years
Subsequent Event [Member] | Senior Warrants [Member]
Number of warrant shares issued			97,423,579
Subsequent Event [Member] | Bonus Warrants [Member]
Number of warrant shares issued								15,714,288
Number of shares convertible into common stock							15,714,288
Warrant exercise price per share							$ 0.17	$ 0.17
Warrant term							3 years	3 years
Minimum nominal consideration threshold price per share							$ 0.30	$ 0.30
Subsequent Event [Member] | Senior Convertible Note [Member ]
Original issue discount			10.00%
Note issuance date			Dec. 31, 2015
Notes due date			Sep. 16, 2016
Subsequent Event [Member] | Junior Convertible Notes [Member]
Debt instrument principal amount			$ 175,000
Original issue discount			20.00%
Note issuance date			Jun. 30, 2016
Notes due date			Dec. 05, 2016
Subsequent Event [Member] | Convertible Notes [Member]
Debt instrument principal amount			$ 220,002
Original issue discount			8.00%
Note issuance date			Dec. 31, 2016
Notes due date			Jun. 06, 2017
Subsequent Event [Member] | Note Holders [Member]
Debt instrument principal amount			$ 868,897
Original issue discount			5.00%